Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Information [Abstract]
Cash paid during the period for interest, net of amounts capitalized	$ 154,000	$ 27,000	$ 74,519	$ 0	$ 0
Non-cash distributions to affiliates for conveyance of assets	0	253,000	252,802	90,645	745
Other non-cash distribution to affiliates			0	149	0
Non-cash conveyance of assets to non-affiliate			0	13,169	0
Balance in property, plant and equipment, net funded with accounts payable and accrued liabilities (including affiliate)	$ 306,000	$ 303,000	$ 262,600	$ 228,200	$ 117,400